Depreciation Amortization and Impairment - Schedule of Respective Authorizations were Obtained in Brazil, Chile and Colombia, Recording and Allocating Goodwill (Detail) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Chile [member]
Disclosure of geographical areas [line items]
Goodwill impairment testing	$ 904,868	$ 904,868
Colombia [member]
Disclosure of geographical areas [line items]
Goodwill impairment testing	$ 230,524	$ 221,795